Expenses by nature	12 Months Ended
Dec. 31, 2021
Expenses by nature
Expenses by nature

   22         Expenses by nature

	2021	2020	2019
Personnel expenses (a)	206,480	78,103	47,531
Costs with operators/Other costs	385,168	305,561	250,275
Depreciation and amortization	41,131	27,287	18,796
Outsourced services	41,433	17,319	9,714
Rentals/insurance/condominium/water/energy	1,185	2,005	920
Communication	13,989	4,557	2,485
Travel expenses	696	886	1,754
Allowance for credit losses	6,303	4,205	3,733
Marketing expenses / events	8,258	3,540	2,778
Other expenses	14,753	7,505	3,251
Other income and expenses, net (b)	(60,572)	840	(4,473)
	658,824	451,808	336,764
Cost of services	431,419	325,870	260,786
Sales and marketing expenses	80,367	33,589	26,018
General administrative expenses	154,999	71,667	40,868
Research and development expenses	46,308	15,637	9,832
Allowance for credit losses	6,303	4,205	3,733
Other income and expenses, net (b)	(60,572)	840	(4,473)
	658,824	451,808	336,764

a.     Personnel expenses:

	2021	2020	2019
Salary	75,388	36,102	21,286
Benefits	8,406	2,993	1,521
Compulsory contributions to social security	24,200	12,586	9,122
Compensation	2,189	387	348
Provisions (vacation/13th salary)	11,798	5,757	3,634
Provision for bonus and profit sharing	11,340	650	4,641
Provision for bonus and profit sharing - IPO	46,449	-	-
Compensation (c)	20,254	16,715	5,230
Other	6,456	2,913	1,749
	206,480	78,103	47,531

b.	As of December 2021, the Company recognized the fair value on the earn-out future payments of R$ 60,970 as other operating income

c.

Refers to the provision for additional compensation to former shareholders of Total Voice and Sirena linked to continued employment with the Company, in accordance with the acquisition agreement, based on the performance of Total Voice and Sirena.